Share-based compensation - Summary of Activities of Pre-2009 Scheme Options for Employees and Non-Employee (Detail) (Pre-2009 Scheme options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pre-2009 Scheme options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options, Beginning Balance	17,889,535	19,742,590	24,667,090
Exercised/Repurchased, Number of options		(1,853,055)	(4,867,170)
Forfeited, Number of options	(19,110)		(57,330)
Outstanding, Number of options, Ending Balance		17,889,535	19,742,590	24,667,090
Outstanding, Vested and exercisable December 31, 2012, Number of options	17,870,425
Outstanding, Weighted average exercise price Beginning Balance	$ 0.0055	$ 0.0056	$ 0.0050
Exercised/Repurchased, Weighted average exercise price		$ 0.0061	$ 0.0025
Forfeited, Weighted average exercise price	$ 0.0067		$ 0.0067
Outstanding, Weighted average exercise price Ending Balance		$ 0.0055	$ 0.0056	$ 0.0050
Outstanding, Vested and exercisable December 31, 2012, Weighted average exercise price	$ 0.0055
Forfeited, Weighted average remaining contractual life	6 years 3 months
Outstanding, Weighted average remaining contractual life, Beginning Balance		6 years 4 months 13 days	7 years 4 months 21 days	8 years 4 months 2 days
Outstanding, Vested and exercisable December 31, 2012, Weighted average remaining contractual life	5 years 4 months 13 days
Outstanding, Aggregate intrinsic value, Beginning Balance	$ 19,366	$ 18,372	$ 3,799
Outstanding, Aggregate intrinsic value, Ending Balance		19,366	18,372	3,799
Outstanding, Vested and exercisable December 31, 2012, Aggregate intrinsic value	$ 12,642